Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
C000068994
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Shares with sales load
Account Value	$ 2,308	$ 2,836	$ 3,453	$ 3,095	$ 4,022	$ 4,974	$ 5,247	$ 6,433	$ 7,714	$ 8,976	$ 9,450
C000068995
Account Value [Line Items]
Line Graph and Table Measure Name	Class C Shares
Account Value	$ 2,298	2,824	3,438	3,101	4,060	5,060	5,378	6,645	8,023	9,401	10,000
C000068996
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 2,499	3,059	3,715	3,321	4,308	5,317	5,593	6,844	8,181	9,465	10,000
C000073699
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Shares with sales load
Account Value	$ 19,714	15,805	14,725	16,789	10,231	11,465	12,919	12,229	10,170	9,307	9,450
C000073700
Account Value [Line Items]
Line Graph and Table Measure Name	Class C Shares
Account Value	$ 19,629	15,736	14,661	16,851	10,346	11,681	13,265	12,655	10,603	9,776	10,000
C000096922
Account Value [Line Items]
Line Graph and Table Measure Name	Class R Shares
Account Value	$ 20,745	16,652	15,529	17,719	10,796	12,101	13,638	12,918	10,745	9,837	10,000
C000168179
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 21,408	17,110	15,890	18,057	10,967	12,250	13,764	12,987	10,767	9,849	10,000
C000073701
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 21,390	17,108	15,893	18,081	10,982	12,281	13,806	13,040	10,817	9,874	10,000
Federated Investors Inc. Index: S&P 500
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,098	25,741	21,165	25,040	19,260	16,727	16,044	13,607	11,472	9,939	10,000
Federated Investors Inc. Index: S&P 500
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,098	25,741	21,165	25,040	19,260	16,727	16,044	13,607	11,472	9,939	10,000
Federated Investors Inc. Index: S&P 500
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,098	25,741	21,165	25,040	19,260	16,727	16,044	13,607	11,472	9,939	10,000
Federated Investors Inc. Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 33,432	24,729	20,528	24,921	18,898	16,433	15,967	13,579	11,440	9,951	10,000
Federated Investors Inc. Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 33,432	24,729	20,528	24,921	18,898	16,433	15,967	13,579	11,440	9,951	10,000
Federated Investors Inc. Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 33,432	24,729	20,528	24,921	18,898	16,433	15,967	13,579	11,440	9,951	10,000
Federated Investors Inc. Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 33,432	24,729	20,528	24,921	18,898	16,433	15,967	13,579	11,440	9,951	10,000
Federated Investors Inc. Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 33,432	24,729	20,528	24,921	18,898	16,433	15,967	13,579	11,440	9,951	10,000
Federated Investors Inc. Index: S&P 500 Inverse Daily Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Inverse Daily Index
Account Value	$ 2,906	3,611	4,119	3,595	4,757	6,048	6,188	7,176	8,416	9,852	10,000
Federated Investors Inc. Index: S&P 500 Inverse Daily Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Inverse Daily Index
Account Value	$ 2,906	3,611	4,119	3,595	4,757	6,048	6,188	7,176	8,416	9,852	10,000
Federated Investors Inc. Index: S&P 500 Inverse Daily Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Inverse Daily Index
Account Value	$ 2,906	3,611	4,119	3,595	4,757	6,048	6,188	7,176	8,416	9,852	10,000
Federated Investors Inc. Index: Morningstar Small Value Funds Average
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Small Value Funds Average
Account Value	$ 21,578	17,582	15,318	17,959	11,041	12,882	14,202	13,100	11,080	9,691	10,000
Federated Investors Inc. Index: Russell 2000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Value Index
Account Value	$ 22,042	17,510	16,237	19,726	12,033	14,137	15,407	14,093	11,691	9,840	10,000
Federated Investors Inc. Index: Morningstar Small Value Funds Average
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Small Value Funds Average
Account Value	$ 21,578	17,582	15,318	17,959	11,041	12,882	14,202	13,100	11,080	9,691	10,000
Federated Investors Inc. Index: Russell 2000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Value Index
Account Value	$ 22,042	17,510	16,237	19,726	12,033	14,137	15,407	14,093	11,691	9,840	10,000
Federated Investors Inc. Index: Morningstar Small Value Funds Average
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Small Value Funds Average
Account Value	$ 21,578	17,582	15,318	17,959	11,041	12,882	14,202	13,100	11,080	9,691	10,000
Federated Investors Inc. Index: Russell 2000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Value Index
Account Value	$ 22,042	17,510	16,237	19,726	12,033	14,137	15,407	14,093	11,691	9,840	10,000
Federated Investors Inc. Index: Morningstar Small Value Funds Average
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Small Value Funds Average
Account Value	$ 21,578	17,582	15,318	17,959	11,041	12,882	14,202	13,100	11,080	9,691	10,000
Federated Investors Inc. Index: Russell 2000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Value Index
Account Value	$ 22,042	17,510	16,237	19,726	12,033	14,137	15,407	14,093	11,691	9,840	10,000
Federated Investors Inc. Index: Morningstar Small Value Funds Average
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Small Value Funds Average
Account Value	$ 21,578	17,582	15,318	17,959	11,041	12,882	14,202	13,100	11,080	9,691	10,000
Federated Investors Inc. Index: Russell 2000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Value Index
Account Value	$ 22,042	$ 17,510	$ 16,237	$ 19,726	$ 12,033	$ 14,137	$ 15,407	$ 14,093	$ 11,691	$ 9,840	$ 10,000